Vanguard® Tax-Managed Capital Appreciation Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (1.4%)
	Ecolab Inc.	123,671	25,800
	Albemarle Corp.	98,761	21,626
	Freeport-McMoRan Inc.	585,921	19,060
*	Alcoa Corp.	363,031	17,767
	Newmont Corp.	313,827	17,041
	Air Products and Chemicals Inc.	63,149	16,173
	Celanese Corp.	96,719	14,570
	Fastenal Co.	261,457	13,494
	FMC Corp.	137,838	12,620
	LyondellBasell Industries NV Class A	122,383	11,486
	Mosaic Co.	265,008	9,466
	Southern Copper Corp.	151,668	8,515
	Scotts Miracle-Gro Co.	57,646	8,437
	Dow Inc.	129,023	7,427
	Nucor Corp.	68,621	6,758
	Reliance Steel & Aluminum Co.	46,511	6,624
	International Flavors & Fragrances Inc.	41,595	5,562
*	Hexcel Corp.	68,320	4,057
	Element Solutions Inc.	176,547	3,827
	International Paper Co.	38,679	2,163
	Eastman Chemical Co.	20,871	2,103
	CF Industries Holdings Inc.	35,526	1,983
	Westlake Chemical Corp.	18,022	1,642
	United States Steel Corp.	31,307	688
	Royal Gold Inc.	6,912	660
	Ashland Global Holdings Inc.	2,523	225
	Avery Dennison Corp.	877	182
			239,956
Consumer Discretionary (16.5%)
*	Amazon.com Inc.	174,861	574,425
*	Tesla Inc.	322,955	250,445
	Home Depot Inc.	401,814	131,899
*	Walt Disney Co.	731,469	123,743
*	Netflix Inc.	175,410	107,060
	Walmart Inc.	611,442	85,223
	Costco Wholesale Corp.	172,235	77,394
	McDonald's Corp.	277,845	66,991
	NIKE Inc. Class B	457,006	66,371
	Lowe's Cos. Inc.	314,525	63,805
	Starbucks Corp.	476,976	52,615
*	Copart Inc.	311,132	43,160

		Shares	Market Value ($000)
	Target Corp.	164,656	37,668
*	Booking Holdings Inc.	15,498	36,790
	Estee Lauder Cos. Inc. Class A	120,072	36,013
*	O'Reilly Automotive Inc.	50,181	30,664
*	AutoZone Inc.	17,833	30,280
*	General Motors Co.	567,866	29,932
*	Marriott International Inc. Class A	189,777	28,104
	TJX Cos. Inc.	416,269	27,465
*	Uber Technologies Inc.	572,325	25,640
	eBay Inc.	365,857	25,489
	Activision Blizzard Inc.	314,746	24,358
	Ross Stores Inc.	210,030	22,862
*	Ford Motor Co.	1,601,743	22,681
*	CarMax Inc.	172,013	22,011
*	Chipotle Mexican Grill Inc.	10,357	18,824
	DR Horton Inc.	222,242	18,662
	Tempur Sealy International Inc.	386,201	17,924
	Yum! Brands Inc.	144,955	17,729
	Dollar General Corp.	81,994	17,394
*	NVR Inc.	3,412	16,357
	Electronic Arts Inc.	113,522	16,149
*	Aptiv plc	98,483	14,671
*	Southwest Airlines Co.	282,052	14,506
*	Lululemon Athletica Inc.	35,485	14,361
*	Capri Holdings Ltd.	277,612	13,439
*	Delta Air Lines Inc.	307,256	13,092
	Lennar Corp. Class A	138,124	12,939
	Yum China Holdings Inc.	219,948	12,781
*	Trade Desk Inc. Class A	172,480	12,125
*	Dollar Tree Inc.	126,134	12,074
*	United Airlines Holdings Inc.	244,917	11,651
*	PVH Corp.	111,051	11,415
*	Hilton Worldwide Holdings Inc.	86,190	11,387
*	Expedia Group Inc.	67,567	11,074
	Advance Auto Parts Inc.	52,298	10,925
	Darden Restaurants Inc.	70,136	10,623
*	Spotify Technology SA	47,026	10,597
	PulteGroup Inc.	226,628	10,407
*	Live Nation Entertainment Inc.	110,419	10,062
	Gentex Corp.	302,760	9,985
*	AutoNation Inc.	78,816	9,597
	Interpublic Group of Cos. Inc.	259,529	9,517
*	Carnival Corp.	366,773	9,173
*	Etsy Inc.	40,813	8,487
	MGM Resorts International	196,656	8,486
*	Carvana Co.	26,876	8,104
*	Royal Caribbean Cruises Ltd.	90,926	8,088
*	Liberty Media Corp.-Liberty SiriusXM Class C	154,212	7,320
*	Wayfair Inc. Class A	28,636	7,317
*	Peloton Interactive Inc. Class A	83,300	7,251
*	Zynga Inc. Class A	926,065	6,973
*	Caesars Entertainment Inc.	61,863	6,946
	Hasbro Inc.	76,898	6,861
*	American Airlines Group Inc.	333,400	6,841
*	Discovery Inc. Class C	277,933	6,745
*	Burlington Stores Inc.	23,758	6,737
*	JetBlue Airways Corp.	435,300	6,656
	Fox Corp. Class A	161,400	6,474

		Shares	Market Value ($000)
*	Under Armour Inc. Class C	365,732	6,408
*	Norwegian Cruise Line Holdings Ltd.	234,147	6,254
*	Hyatt Hotels Corp. Class A	77,726	5,993
	VF Corp.	85,904	5,755
*	Floor & Decor Holdings Inc. Class A	47,227	5,705
	ViacomCBS Inc. Class B	142,313	5,623
*	Las Vegas Sands Corp.	152,438	5,579
*	DraftKings Inc. Class A	111,200	5,355
*	Ulta Beauty Inc.	14,754	5,325
*	Vail Resorts Inc.	15,867	5,300
	Toll Brothers Inc.	95,169	5,262
*	Ollie's Bargain Outlet Holdings Inc.	81,300	4,901
	BorgWarner Inc.	112,717	4,871
*	Take-Two Interactive Software Inc.	30,974	4,772
*	IAA Inc.	87,027	4,749
*	Liberty Media Corp.-Liberty Formula One Class C	90,972	4,677
	Tractor Supply Co.	22,765	4,612
	Best Buy Co. Inc.	43,631	4,612
*	Liberty Media Corp.-Liberty SiriusXM Class A	93,616	4,416
*	GameStop Corp. Class A	24,000	4,211
	Lear Corp.	24,271	3,798
	Omnicom Group Inc.	50,464	3,657
	News Corp. Class A	149,164	3,510
	Hanesbrands Inc.	201,094	3,451
*	Bright Horizons Family Solutions Inc.	24,671	3,440
*	Wynn Resorts Ltd.	40,587	3,440
*	Chegg Inc.	48,000	3,265
*	LKQ Corp.	63,834	3,212
	Sirius XM Holdings Inc.	522,678	3,188
	Pool Corp.	7,112	3,090
	Fox Corp. Class B	80,265	2,979
*	Five Below Inc.	16,637	2,942
	Qurate Retail Inc. Class A	287,788	2,933
	Ralph Lauren Corp.	25,366	2,817
	Foot Locker Inc.	59,997	2,739
	Polaris Inc.	22,874	2,737
*	Skechers USA Inc. Class A	64,966	2,736
*	Madison Square Garden Entertainment Corp.	36,999	2,689
*	Lyft Inc. Class A	49,861	2,672
	Carter's Inc.	27,200	2,645
*	Planet Fitness Inc. Class A	30,743	2,415
	AMERCO	3,700	2,390
	Domino's Pizza Inc.	4,778	2,279
*	Liberty Media Corp.-Liberty Formula One Class A	48,061	2,261
*	Terminix Global Holdings Inc.	54,101	2,254
*	Mattel Inc.	111,801	2,075
	New York Times Co. Class A	42,002	2,069
*	TripAdvisor Inc.	59,730	2,022
	Harley-Davidson Inc.	53,991	1,977
*	Madison Square Garden Sports Corp.	10,563	1,964
	Genuine Parts Co.	15,808	1,916
*	Alaska Air Group Inc.	30,859	1,808
	Thor Industries Inc.	13,150	1,614
*	Frontdoor Inc.	36,832	1,543
	Aramark	45,301	1,489
	Williams-Sonoma Inc.	7,700	1,365
*	Penn National Gaming Inc.	17,800	1,290
*	Discovery Inc. Class A	48,210	1,224

		Shares	Market Value ($000)
*	Coty Inc. Class A	144,200	1,133
*	Grand Canyon Education Inc.	11,186	984
*	Sabre Corp.	82,000	971
	Kohl's Corp.	18,924	891
	Lennar Corp. Class B	10,425	809
*	QuantumScape Corp. Class A	31,200	766
*	Nordstrom Inc.	26,916	712
	ViacomCBS Inc. Class A	16,261	684
*	RH	1,000	667
*	Leslie's Inc.	30,535	627
	Garmin Ltd.	2,897	450
*	Copa Holdings SA Class A	5,503	448
*	Under Armour Inc. Class A	19,750	399
	Nielsen Holdings plc	18,906	363
	Service Corp. International	4,359	263
*	Petco Health & Wellness Co. Inc. Class A	8,200	173
	Wendy's Co.	7,938	172
*	ROBLOX Corp. Class A	1,578	119
	Warner Music Group Corp. Class A	1,414	60
	Nexstar Media Group Inc. Class A	357	54
*	Playtika Holding Corp.	1,652	46
*	Endeavor Group Holdings Inc. Class A	509	15
	Graham Holdings Co. Class B	1	1
			2,742,896
Consumer Staples (4.7%)
	Procter & Gamble Co.	936,553	130,930
	PepsiCo Inc.	524,138	78,836
	Coca-Cola Co.	1,448,114	75,983
	Philip Morris International Inc.	553,512	52,467
	CVS Health Corp.	442,343	37,537
	Mondelez International Inc. Class A	597,386	34,756
	Colgate-Palmolive Co.	375,615	28,389
*	Monster Beverage Corp.	298,547	26,520
	Constellation Brands Inc. Class A	82,347	17,350
	Kroger Co.	414,817	16,771
	Altria Group Inc.	365,860	16,654
	Archer-Daniels-Midland Co.	240,555	14,436
	McKesson Corp.	70,832	14,122
	Church & Dwight Co. Inc.	169,883	14,027
	McCormick & Co. Inc. (Non-Voting)	172,666	13,991
	Hershey Co.	78,631	13,308
	Kimberly-Clark Corp.	97,965	12,974
	Tyson Foods Inc. Class A	163,958	12,943
	AmerisourceBergen Corp.	107,828	12,880
	Brown-Forman Corp. Class B	191,278	12,818
	Walgreens Boots Alliance Inc.	267,344	12,579
	Corteva Inc.	289,881	12,198
	Clorox Co.	70,336	11,648
	Hormel Foods Corp.	224,493	9,204
	General Mills Inc.	150,379	8,996
	Molson Coors Beverage Co. Class B	190,545	8,837
	Sysco Corp.	93,436	7,335
	J M Smucker Co.	48,525	5,824
	Casey's General Stores Inc.	27,458	5,174
	Ingredion Inc.	54,756	4,874
*	Hain Celestial Group Inc.	107,989	4,620
*	Grocery Outlet Holding Corp.	211,887	4,570
*	Beyond Meat Inc.	42,611	4,485

		Shares	Market Value ($000)
	Campbell Soup Co.	103,441	4,325
	Keurig Dr Pepper Inc.	116,679	3,986
	Albertsons Cos. Inc. Class A	124,900	3,888
*	Post Holdings Inc.	34,703	3,823
	Lamb Weston Holdings Inc.	58,150	3,569
*	US Foods Holding Corp.	102,093	3,539
	Kraft Heinz Co.	83,022	3,057
*	TreeHouse Foods Inc.	74,488	2,971
*	Boston Beer Co. Inc. Class A	4,305	2,194
*	Darling Ingredients Inc.	29,800	2,143
*	Pilgrim's Pride Corp.	72,006	2,094
	Kellogg Co.	26,928	1,721
	Bunge Ltd.	20,905	1,700
*	Herbalife Nutrition Ltd.	27,738	1,176
	Flowers Foods Inc.	8,141	192
	Brown-Forman Corp. Class A	2,600	163
	Conagra Brands Inc.	3,482	118
*	Olaplex Holdings Inc.	3,776	92
	Seaboard Corp.	22	90
	Spectrum Brands Holdings Inc.	10	1
			778,878
Energy (2.8%)
	Exxon Mobil Corp.	1,609,154	94,650
	Chevron Corp.	665,782	67,544
	ConocoPhillips	543,628	36,842
	EOG Resources Inc.	235,362	18,893
	Occidental Petroleum Corp.	615,664	18,211
	Devon Energy Corp.	510,623	18,132
*	Cheniere Energy Inc.	179,725	17,554
	Schlumberger NV	582,126	17,254
	Marathon Petroleum Corp.	263,000	16,256
	Pioneer Natural Resources Co.	92,999	15,485
	Valero Energy Corp.	173,093	12,215
	Phillips 66	163,306	11,436
*	EQT Corp.	496,689	10,162
*	NOV Inc.	690,587	9,054
	Diamondback Energy Inc.	92,292	8,737
	Hess Corp.	111,858	8,737
	Halliburton Co.	395,337	8,547
*	Enphase Energy Inc.	52,995	7,948
	Baker Hughes Co.	297,226	7,350
	Williams Cos. Inc.	279,381	7,247
	Marathon Oil Corp.	423,676	5,792
	Continental Resources Inc.	112,740	5,203
	Coterra Energy Inc.	209,282	4,554
	APA Corp.	210,049	4,501
	Targa Resources Corp.	90,860	4,471
*	Plug Power Inc.	174,200	4,449
*	First Solar Inc.	45,956	4,387
	Cimarex Energy Co.	40,537	3,535
	Texas Pacific Land Corp.	2,372	2,869
	HollyFrontier Corp.	59,819	1,982
	DT Midstream Inc.	40,285	1,863
*	ChargePoint Holdings Inc.	91,900	1,837
*	SolarEdge Technologies Inc.	6,500	1,724
	ONEOK Inc.	18,192	1,055
*	Shoals Technologies Group Inc. Class A	37,500	1,046
	Antero Midstream Corp.	96,216	1,003

		Shares	Market Value ($000)
	Equitrans Midstream Corp.	61,755	626
	New Fortress Energy Inc. Class A	10,679	296
			463,447
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	755,175	206,117
	JPMorgan Chase & Co.	1,175,521	192,421
	Bank of America Corp.	3,183,741	135,150
	Morgan Stanley	882,764	85,902
	Wells Fargo & Co.	1,844,246	85,591
	Citigroup Inc.	807,742	56,687
	MSCI Inc.	88,246	53,684
	S&P Global Inc.	124,054	52,709
	Goldman Sachs Group Inc.	134,367	50,795
	Charles Schwab Corp.	633,197	46,122
	BlackRock Inc.	48,950	41,052
	Aon plc Class A	126,391	36,119
	Intercontinental Exchange Inc.	254,800	29,256
	Moody's Corp.	77,427	27,495
	Progressive Corp.	273,036	24,680
	PNC Financial Services Group Inc.	120,031	23,483
	Discover Financial Services	190,370	23,387
	US Bancorp	389,596	23,158
	Marsh & McLennan Cos. Inc.	148,885	22,546
	Ameriprise Financial Inc.	82,444	21,775
	CME Group Inc.	109,179	21,113
	Nasdaq Inc.	106,332	20,524
	First Republic Bank	103,915	20,043
	Truist Financial Corp.	340,426	19,966
	Brown & Brown Inc.	339,907	18,848
	T. Rowe Price Group Inc.	91,575	18,013
	Chubb Ltd.	99,778	17,309
	Aflac Inc.	321,777	16,774
	Prudential Financial Inc.	145,942	15,353
	Travelers Cos. Inc.	98,384	14,955
	Allstate Corp.	111,950	14,252
*	SVB Financial Group	21,411	13,850
	KKR & Co. Inc.	221,320	13,474
	Fifth Third Bancorp	316,295	13,424
	State Street Corp.	157,178	13,316
	Raymond James Financial Inc.	132,270	12,206
	Assurant Inc.	77,002	12,147
	W R Berkley Corp.	163,287	11,949
	Popular Inc.	153,360	11,911
	SLM Corp.	653,142	11,495
*	Arch Capital Group Ltd.	299,542	11,436
	MetLife Inc.	173,864	10,733
	Zions Bancorp NA	173,074	10,712
	Signature Bank	38,333	10,437
	East West Bancorp Inc.	133,603	10,360
	Commerce Bancshares Inc.	143,269	9,983
	Blackstone Inc.	84,617	9,844
*	Markel Corp.	8,076	9,652
	Lincoln National Corp.	140,052	9,629
	Broadridge Financial Solutions Inc.	56,899	9,482
	KeyCorp	419,838	9,077
	Globe Life Inc.	101,484	9,035
	American International Group Inc.	164,578	9,034
	Bank of New York Mellon Corp.	167,334	8,675

		Shares	Market Value ($000)
*	Athene Holding Ltd. Class A	109,004	7,507
	Willis Towers Watson plc	31,393	7,298
	SEI Investments Co.	121,525	7,206
	Principal Financial Group Inc.	110,482	7,115
	OneMain Holdings Inc.	127,257	7,041
	M&T Bank Corp.	46,002	6,870
*	Alleghany Corp.	11,001	6,869
	White Mountains Insurance Group Ltd.	6,215	6,648
	Reinsurance Group of America Inc.	58,891	6,552
	Hanover Insurance Group Inc.	48,487	6,285
	Voya Financial Inc.	98,879	6,070
	Cullen/Frost Bankers Inc.	46,275	5,489
	Hartford Financial Services Group Inc.	77,281	5,429
	Loews Corp.	99,510	5,367
	Wintrust Financial Corp.	61,293	4,926
*	Brighthouse Financial Inc.	104,906	4,745
	New Residential Investment Corp.	425,479	4,680
	Huntington Bancshares Inc.	294,306	4,550
	RenaissanceRe Holdings Ltd.	31,800	4,433
	LPL Financial Holdings Inc.	27,000	4,232
*	Credit Acceptance Corp.	6,996	4,095
	MarketAxess Holdings Inc.	8,909	3,748
	American Financial Group Inc.	29,323	3,690
	Jefferies Financial Group Inc.	94,994	3,527
	BOK Financial Corp.	38,470	3,445
	Interactive Brokers Group Inc. Class A	54,320	3,386
	Northern Trust Corp.	28,975	3,124
	MGIC Investment Corp.	200,841	3,005
	Pinnacle Financial Partners Inc.	29,247	2,752
	Starwood Property Trust Inc.	110,744	2,703
	CNA Financial Corp.	61,718	2,590
	Ally Financial Inc.	49,143	2,509
	Western Alliance Bancorp	22,046	2,399
	First Horizon Corp.	138,758	2,260
	Sterling Bancorp	76,528	1,910
*	Upstart Holdings Inc.	5,621	1,779
	Arthur J Gallagher & Co.	11,573	1,720
	Rocket Cos. Inc. Class A	99,800	1,601
	Fidelity National Financial Inc.	29,371	1,332
	Bank of Hawaii Corp.	15,647	1,286
*	Lemonade Inc.	17,600	1,179
	TFS Financial Corp.	59,947	1,143
	Santander Consumer USA Holdings Inc.	25,379	1,058
	Lazard Ltd. Class A	18,454	845
*	GoHealth Inc. Class A	140,100	705
	New York Community Bancorp Inc.	49,670	639
*	LendingTree Inc.	4,403	616
	Assured Guaranty Ltd.	12,876	603
	Morningstar Inc.	1,993	516
	Cboe Global Markets Inc.	3,900	483
	FactSet Research Systems Inc.	1,172	463
*	Coinbase Global Inc. Class A	1,663	378
	Kemper Corp.	3,979	266
	UWM Holdings Corp.	31,000	215
	Affiliated Managers Group Inc.	1,072	162
	Primerica Inc.	877	135
	First Citizens BancShares Inc. Class A	100	84

		Shares	Market Value ($000)
	Erie Indemnity Co. Class A	166	30
			1,868,833
Health Care (12.4%)
	Johnson & Johnson	1,037,448	167,548
	UnitedHealth Group Inc.	357,345	139,629
	Pfizer Inc.	2,097,338	90,207
	Thermo Fisher Scientific Inc.	151,842	86,752
	Abbott Laboratories	636,600	75,202
	Merck & Co. Inc.	982,523	73,797
	Danaher Corp.	233,975	71,231
	Eli Lilly & Co.	301,811	69,733
	AbbVie Inc.	626,570	67,588
	Medtronic plc	472,235	59,195
	Bristol-Myers Squibb Co.	892,613	52,816
	Amgen Inc.	237,221	50,445
*	Moderna Inc.	128,726	49,541
	Zoetis Inc.	250,316	48,596
*	Intuitive Surgical Inc.	43,277	43,024
	Anthem Inc.	101,321	37,772
	Cigna Corp.	166,188	33,264
*	Boston Scientific Corp.	739,821	32,101
	Agilent Technologies Inc.	203,712	32,091
	Gilead Sciences Inc.	454,242	31,729
	Becton Dickinson & Co.	127,458	31,332
*	Charles River Laboratories International Inc.	74,470	30,732
	Stryker Corp.	114,580	30,217
	Humana Inc.	63,904	24,868
*	Regeneron Pharmaceuticals Inc.	40,120	24,280
*	Edwards Lifesciences Corp.	209,329	23,698
	HCA Healthcare Inc.	93,286	22,642
	Bio-Techne Corp.	44,945	21,779
*	Vertex Pharmaceuticals Inc.	114,915	20,844
*	Illumina Inc.	49,992	20,277
*	Laboratory Corp. of America Holdings	70,685	19,894
*	Dexcom Inc.	35,827	19,592
*	Biogen Inc.	67,688	19,155
	PerkinElmer Inc.	106,266	18,415
	Cooper Cos. Inc.	44,386	18,345
*	Align Technology Inc.	25,036	16,660
*	IDEXX Laboratories Inc.	26,757	16,640
*	IQVIA Holdings Inc.	65,444	15,676
	Teleflex Inc.	41,189	15,510
*	Centene Corp.	242,959	15,139
	Zimmer Biomet Holdings Inc.	98,842	14,467
	Baxter International Inc.	179,475	14,435
	Bruker Corp.	162,910	12,723
*	Veeva Systems Inc. Class A	41,266	11,892
*	QIAGEN NV	227,726	11,769
*	Seagen Inc.	66,982	11,374
*	Teladoc Health Inc.	83,326	10,567
	ResMed Inc.	38,871	10,244
	Quest Diagnostics Inc.	70,369	10,225
*	Alnylam Pharmaceuticals Inc.	53,959	10,188
	Universal Health Services Inc. Class B	69,799	9,658
*	Bio-Rad Laboratories Inc. Class A	12,813	9,558
*	Hologic Inc.	129,253	9,540
*	Henry Schein Inc.	123,189	9,382
*	Exelixis Inc.	353,309	7,469

		Shares	Market Value ($000)
	Viatris Inc.	549,512	7,446
*	Catalent Inc.	55,426	7,376
	Cardinal Health Inc.	146,440	7,243
*	Exact Sciences Corp.	71,481	6,823
*	Incyte Corp.	94,863	6,525
	DENTSPLY SIRONA Inc.	110,655	6,424
	STERIS plc	30,730	6,278
	Cerner Corp.	86,490	6,099
*	Novavax Inc.	26,400	5,473
*	Horizon Therapeutics plc	49,913	5,467
	West Pharmaceutical Services Inc.	12,061	5,120
*	Quidel Corp.	34,800	4,912
*	Sarepta Therapeutics Inc.	46,740	4,323
*	Insulet Corp.	15,168	4,311
*	DaVita Inc.	36,846	4,284
*	Penumbra Inc.	16,007	4,266
*	United Therapeutics Corp.	22,086	4,077
*	Guardant Health Inc.	32,268	4,034
*	Masimo Corp.	14,482	3,920
*	Elanco Animal Health Inc.	117,047	3,733
*	Molina Healthcare Inc.	13,428	3,643
*	Nektar Therapeutics	202,500	3,637
*	Novocure Ltd.	31,069	3,609
*	BioMarin Pharmaceutical Inc.	43,646	3,373
*	Avantor Inc.	79,947	3,270
	Organon & Co.	98,252	3,222
*	Ionis Pharmaceuticals Inc.	93,209	3,126
*	Repligen Corp.	10,100	2,919
*	Acadia Healthcare Co. Inc.	43,965	2,804
*	Neurocrine Biosciences Inc.	26,196	2,512
*	ABIOMED Inc.	7,564	2,462
*	Envista Holdings Corp.	57,545	2,406
*	Mirati Therapeutics Inc.	13,100	2,318
	Hill-Rom Holdings Inc.	14,895	2,234
*	Iovance Biotherapeutics Inc.	85,300	2,103
*	Maravai LifeSciences Holdings Inc. Class A	40,990	2,012
*	Sage Therapeutics Inc.	44,900	1,990
*	Integra LifeSciences Holdings Corp.	28,188	1,930
	Royalty Pharma plc Class A	48,300	1,746
*	Jazz Pharmaceuticals plc	12,304	1,602
*	Tandem Diabetes Care Inc.	12,000	1,433
*	Oak Street Health Inc.	29,198	1,242
*	American Well Corp. Class A	120,200	1,095
*	Global Blood Therapeutics Inc.	42,600	1,085
*	10X Genomics Inc. Class A	6,700	975
	Premier Inc. Class A	23,021	892
*	ICU Medical Inc.	3,463	808
	Chemed Corp.	1,705	793
*	Natera Inc.	5,100	568
	Encompass Health Corp.	4,425	332
*	Adaptive Biotechnologies Corp.	7,594	258
	Perrigo Co. plc	3,816	181
*	CureVac NV	1,700	93
*	GoodRx Holdings Inc. Class A	303	12
			2,072,266
Industrials (13.5%)
	Visa Inc. Class A	684,973	152,578
*	PayPal Holdings Inc.	514,789	133,953

		Shares	Market Value ($000)
	Mastercard Inc. Class A	354,079	123,106
	Accenture plc Class A	233,002	74,542
	Union Pacific Corp.	262,371	51,427
	Honeywell International Inc.	232,161	49,283
	General Electric Co.	467,685	48,186
*	Boeing Co.	217,073	47,743
	American Express Co.	273,062	45,746
	United Parcel Service Inc. Class B	230,102	41,902
	Raytheon Technologies Corp.	467,597	40,195
*	Square Inc. Class A	157,086	37,676
	Global Payments Inc.	235,676	37,138
	Old Dominion Freight Line Inc.	123,615	35,351
	Sherwin-Williams Co.	125,760	35,179
*	Fiserv Inc.	321,884	34,924
*	Mettler-Toledo International Inc.	25,127	34,609
	3M Co.	192,197	33,715
	Caterpillar Inc.	175,496	33,690
	CSX Corp.	1,041,606	30,977
	Fidelity National Information Services Inc.	244,418	29,741
	Norfolk Southern Corp.	120,385	28,802
	Illinois Tool Works Inc.	137,731	28,459
	Cintas Corp.	74,609	28,401
	Verisk Analytics Inc.	137,812	27,600
	Deere & Co.	81,657	27,361
*	TransDigm Group Inc.	41,274	25,778
	Northrop Grumman Corp.	69,397	24,993
	FedEx Corp.	109,365	23,983
	Automatic Data Processing Inc.	115,011	22,993
*	Waters Corp.	62,836	22,451
	General Dynamics Corp.	111,185	21,796
*	Keysight Technologies Inc.	124,946	20,527
*	Zebra Technologies Corp. Class A	39,590	20,405
	Ball Corp.	221,978	19,971
	Lockheed Martin Corp.	57,607	19,880
	Eaton Corp. plc	129,172	19,287
	AMETEK Inc.	151,305	18,763
	Capital One Financial Corp.	115,609	18,725
	Jacobs Engineering Group Inc.	140,325	18,597
	Equifax Inc.	72,586	18,395
	Parker-Hannifin Corp.	65,681	18,366
	L3Harris Technologies Inc.	80,601	17,752
	Fortive Corp.	244,245	17,236
	Expeditors International of Washington Inc.	138,416	16,489
	IDEX Corp.	77,733	16,087
	Martin Marietta Materials Inc.	47,052	16,077
	Carrier Global Corp.	309,834	16,037
	Emerson Electric Co.	160,755	15,143
	Vulcan Materials Co.	88,366	14,948
	Crown Holdings Inc.	142,855	14,397
	Toro Co.	139,713	13,609
	JB Hunt Transport Services Inc.	77,704	12,994
	Otis Worldwide Corp.	157,191	12,934
	AGCO Corp.	104,204	12,768
	Landstar System Inc.	77,365	12,210
	Carlisle Cos. Inc.	58,515	11,632
	Synchrony Financial	236,856	11,578
	Lennox International Inc.	39,309	11,564
	Cummins Inc.	51,145	11,485

		Shares	Market Value ($000)
	Eagle Materials Inc.	87,370	11,459
	PACCAR Inc.	144,705	11,420
*	Teledyne Technologies Inc.	26,185	11,249
	Xylem Inc.	89,079	11,017
	DuPont de Nemours Inc.	155,897	10,599
	Textron Inc.	146,654	10,238
	WW Grainger Inc.	23,754	9,337
	Genpact Ltd.	193,618	9,199
	Robert Half International Inc.	91,054	9,135
	Owens Corning	103,018	8,808
	Armstrong World Industries Inc.	90,528	8,643
	Huntington Ingalls Industries Inc.	43,600	8,417
	Jack Henry & Associates Inc.	51,040	8,374
	Oshkosh Corp.	79,575	8,146
*	Bill.com Holdings Inc.	29,000	7,742
	BWX Technologies Inc.	143,634	7,736
	Johnson Controls International plc	111,029	7,559
*	FleetCor Technologies Inc.	28,478	7,440
*	Generac Holdings Inc.	17,713	7,239
*	United Rentals Inc.	20,502	7,195
	Quanta Services Inc.	62,470	7,110
	IHS Markit Ltd.	60,260	7,028
	Graco Inc.	98,621	6,901
	Valmont Industries Inc.	26,975	6,342
*	Ingersoll Rand Inc.	124,585	6,280
	Westinghouse Air Brake Technologies Corp.	71,671	6,179
	ITT Inc.	68,646	5,893
	Donaldson Co. Inc.	101,191	5,809
	ManpowerGroup Inc.	52,389	5,673
*	Mohawk Industries Inc.	30,188	5,355
*	Axon Enterprise Inc.	30,579	5,352
	Stanley Black & Decker Inc.	29,193	5,118
*	Trimble Inc.	61,981	5,098
*	Colfax Corp.	110,500	5,072
	Trane Technologies plc	29,014	5,009
	Sealed Air Corp.	91,392	5,007
	Rockwell Automation Inc.	16,494	4,850
	PPG Industries Inc.	33,704	4,820
	Paychex Inc.	40,000	4,498
*	Euronet Worldwide Inc.	32,136	4,090
*	Berry Global Group Inc.	64,335	3,917
	Packaging Corp. of America	27,444	3,772
*	Virgin Galactic Holdings Inc.	146,500	3,706
	HEICO Corp.	27,866	3,675
	CH Robinson Worldwide Inc.	39,317	3,421
*	Mercury Systems Inc.	70,400	3,338
	MSC Industrial Direct Co. Inc. Class A	41,610	3,337
	Howmet Aerospace Inc.	105,270	3,284
	Flowserve Corp.	87,321	3,027
*	AECOM	40,880	2,582
*	Fair Isaac Corp.	5,973	2,377
	MDU Resources Group Inc.	80,095	2,376
*	Sensata Technologies Holding plc	42,612	2,332
*	Coherent Inc.	9,143	2,287
	Allison Transmission Holdings Inc.	62,972	2,224
	Nordson Corp.	9,300	2,215
	Cognex Corp.	27,531	2,209
	TransUnion	17,546	1,971

		Shares	Market Value ($000)
*	Middleby Corp.	10,998	1,875
	Vontier Corp.	55,048	1,850
	Spirit AeroSystems Holdings Inc. Class A	41,506	1,834
*	Axalta Coating Systems Ltd.	58,104	1,696
	Allegion plc	12,165	1,608
*	Trex Co. Inc.	15,441	1,574
*	WEX Inc.	8,803	1,551
*	FTI Consulting Inc.	11,197	1,508
*	StoneCo Ltd. Class A	39,800	1,382
	Acuity Brands Inc.	7,955	1,379
*	AZEK Co. Inc. Class A	35,971	1,314
*	XPO Logistics Inc.	15,647	1,245
*	GXO Logistics Inc.	15,647	1,227
*	Paysafe Ltd.	116,100	900
*	Kirby Corp.	18,615	893
	MKS Instruments Inc.	5,395	814
	Booz Allen Hamilton Holding Corp. Class A	8,520	676
*	Paylocity Holding Corp.	1,635	458
	Littelfuse Inc.	1,596	436
	RPM International Inc.	5,251	408
	Silgan Holdings Inc.	10,388	398
	AptarGroup Inc.	2,836	338
	Brunswick Corp.	3,484	332
	Kansas City Southern	1,200	325
	Sonoco Products Co.	2,414	144
*	Affirm Holdings Inc. Class A	475	57
*	Marqeta Inc. Class A	969	21
*	Gates Industrial Corp. plc	447	7
			2,252,870
Real Estate (3.3%)
	American Tower Corp.	188,791	50,107
	Prologis Inc.	291,923	36,616
	SBA Communications Corp.	105,484	34,870
	Crown Castle International Corp.	164,871	28,575
	Equinix Inc.	35,391	27,964
*	CBRE Group Inc. Class A	271,349	26,419
	Public Storage	58,881	17,494
	Digital Realty Trust Inc.	110,688	15,989
	Equity LifeStyle Properties Inc.	191,794	14,979
*	CoStar Group Inc.	170,700	14,690
	Extra Space Storage Inc.	80,139	13,463
	American Homes 4 Rent Class A	341,378	13,013
	AvalonBay Communities Inc.	54,421	12,062
*	Jones Lang LaSalle Inc.	48,345	11,994
	Equity Residential	145,906	11,807
	Mid-America Apartment Communities Inc.	62,424	11,658
	Simon Property Group Inc.	82,253	10,690
	Weyerhaeuser Co.	298,883	10,631
	Essex Property Trust Inc.	32,988	10,548
	Alexandria Real Estate Equities Inc.	54,452	10,404
	Invitation Homes Inc.	224,454	8,603
	Ventas Inc.	149,332	8,245
*	Host Hotels & Resorts Inc.	500,678	8,176
	Sun Communities Inc.	42,319	7,833
	Duke Realty Corp.	147,368	7,055
	UDR Inc.	116,035	6,148
*	Howard Hughes Corp.	69,984	6,145
	Camden Property Trust	40,323	5,946

		Shares	Market Value ($000)
*	Zillow Group Inc. Class C	64,681	5,701
	Lamar Advertising Co. Class A	49,553	5,622
	Apartment Income REIT Corp.	104,262	5,089
	Douglas Emmett Inc.	159,344	5,037
*	Opendoor Technologies Inc.	237,500	4,876
	Medical Properties Trust Inc.	227,141	4,559
	Realty Income Corp.	60,940	3,953
	Kimco Realty Corp.	182,776	3,793
	CyrusOne Inc.	48,090	3,723
	CubeSmart	76,313	3,697
*	Park Hotels & Resorts Inc.	189,400	3,625
	Welltower Inc.	43,247	3,564
*	Zillow Group Inc. Class A	39,603	3,508
	Life Storage Inc.	28,641	3,286
	EPR Properties	65,946	3,256
*	Equity Commonwealth	120,065	3,119
	Kilroy Realty Corp.	46,621	3,087
	VEREIT Inc.	67,259	3,042
	Rexford Industrial Realty Inc.	52,615	2,986
	Americold Realty Trust	95,299	2,768
	First Industrial Realty Trust Inc.	51,231	2,668
	STORE Capital Corp.	74,155	2,375
	CoreSite Realty Corp.	15,875	2,199
	Cousins Properties Inc.	58,449	2,180
	Rayonier Inc.	52,081	1,858
	American Campus Communities Inc.	37,690	1,826
	Hudson Pacific Properties Inc.	62,320	1,637
	JBG SMITH Properties	48,572	1,438
	Iron Mountain Inc.	23,460	1,019
	Federal Realty Investment Trust	8,082	954
	VICI Properties Inc.	32,219	915
	SL Green Realty Corp.	7,629	540
			540,024
Technology (28.7%)
	Apple Inc.	6,353,406	899,007
	Microsoft Corp.	3,049,721	859,777
*	Facebook Inc. Class A	953,323	323,548
*	Alphabet Inc. Class A	119,497	319,478
*	Alphabet Inc. Class C	112,545	299,967
	NVIDIA Corp.	968,104	200,552
*	Adobe Inc.	200,533	115,451
*	salesforce.com Inc.	373,964	101,426
	Intel Corp.	1,551,079	82,641
	Texas Instruments Inc.	361,142	69,415
	Applied Materials Inc.	527,040	67,846
	Intuit Inc.	125,214	67,554
	Broadcom Inc.	135,198	65,562
	Oracle Corp.	677,447	59,026
	QUALCOMM Inc.	456,471	58,876
	Lam Research Corp.	94,792	53,951
*	Advanced Micro Devices Inc.	475,776	48,957
*	Cadence Design Systems Inc.	316,071	47,866
*	ServiceNow Inc.	73,916	45,996
*	Synopsys Inc.	150,750	45,136
*	Autodesk Inc.	135,680	38,692
	International Business Machines Corp.	263,012	36,540
	KLA Corp.	94,620	31,651
	Analog Devices Inc.	181,482	30,395

		Shares	Market Value ($000)
	Micron Technology Inc.	422,580	29,995
	Teradyne Inc.	261,282	28,524
*	Fortinet Inc.	88,817	25,938
	Amphenol Corp. Class A	348,261	25,503
*	Match Group Inc.	154,145	24,199
	Roper Technologies Inc.	53,563	23,896
*	Atlassian Corp. plc Class A	54,002	21,137
*	Twilio Inc. Class A	65,479	20,891
*	Zoom Video Communications Inc. Class A	77,959	20,386
	Cognizant Technology Solutions Corp. Class A	240,533	17,850
*	Twitter Inc.	287,635	17,370
*	DocuSign Inc.	66,146	17,028
	Corning Inc.	448,584	16,369
*	Crowdstrike Holdings Inc. Class A	64,611	15,880
*	Snowflake Inc. Class A	52,444	15,861
*	Palo Alto Networks Inc.	32,834	15,727
*	Palantir Technologies Inc. Class A	621,498	14,941
*	Workday Inc. Class A	58,663	14,659
*	Gartner Inc.	46,456	14,117
	Xilinx Inc.	89,071	13,449
*	Okta Inc.	51,969	12,334
	NetApp Inc.	136,795	12,279
*	HubSpot Inc.	17,944	12,132
*	DoorDash Inc. Class A	58,310	12,011
*	Arrow Electronics Inc.	105,274	11,821
*	Cloudflare Inc. Class A	100,999	11,378
	Marvell Technology Inc.	174,494	10,524
*	ANSYS Inc.	30,794	10,484
*	EPAM Systems Inc.	18,104	10,328
	Dolby Laboratories Inc. Class A	115,638	10,176
	Hewlett Packard Enterprise Co.	711,355	10,137
*	Paycom Software Inc.	20,362	10,094
	Microchip Technology Inc.	63,884	9,806
	HP Inc.	350,111	9,579
*	Datadog Inc. Class A	67,399	9,527
*	VeriSign Inc.	44,478	9,118
	Citrix Systems Inc.	81,541	8,755
*	MongoDB Inc.	17,869	8,425
*	Splunk Inc.	57,314	8,294
*	Zscaler Inc.	31,105	8,156
*	Dell Technologies Inc. Class C	77,738	8,088
*	Black Knight Inc.	108,710	7,827
*	Nuance Communications Inc.	137,917	7,591
*	Pinterest Inc. Class A	145,761	7,427
*	Western Digital Corp.	127,552	7,199
	SS&C Technologies Holdings Inc.	101,768	7,063
	NortonLifeLock Inc.	266,482	6,742
*	Akamai Technologies Inc.	58,214	6,089
*	Qorvo Inc.	36,388	6,084
*	ON Semiconductor Corp.	132,764	6,077
*	IAC/InterActiveCorp	44,781	5,834
*	Guidewire Software Inc.	47,991	5,705
*	Unity Software Inc.	43,833	5,534
	Skyworks Solutions Inc.	31,731	5,229
*	GoDaddy Inc. Class A	73,840	5,147
*	F5 Networks Inc.	25,788	5,126
*	Manhattan Associates Inc.	32,339	4,949
*	RingCentral Inc. Class A	22,650	4,926

		Shares	Market Value ($000)
*	Wix.com Ltd.	23,100	4,527
*	Coupa Software Inc.	20,214	4,430
*	NCR Corp.	107,900	4,182
*	VMware Inc. Class A	27,456	4,083
*	Tyler Technologies Inc.	8,729	4,004
*	Clarivate plc	180,200	3,946
	Avnet Inc.	105,416	3,897
*	PTC Inc.	31,366	3,757
*	Zendesk Inc.	29,758	3,464
	CDW Corp.	17,842	3,248
*	Wolfspeed Inc.	40,000	3,229
*	Ceridian HCM Holding Inc.	27,055	3,047
*	Dun & Bradstreet Holdings Inc.	175,400	2,948
*	Teradata Corp.	49,671	2,849
	Universal Display Corp.	15,011	2,566
*	DXC Technology Co.	74,093	2,490
	Leidos Holdings Inc.	24,871	2,391
	NXP Semiconductors NV	11,900	2,331
*	Fastly Inc. Class A	57,000	2,305
	Monolithic Power Systems Inc.	4,730	2,293
*	Vimeo Inc.	72,701	2,135
	CDK Global Inc.	48,394	2,059
*	FireEye Inc.	108,421	1,930
*	CACI International Inc. Class A	7,044	1,846
*	Dynatrace Inc.	25,006	1,775
*	Five9 Inc.	10,994	1,756
*	Avalara Inc.	9,649	1,686
*	Alteryx Inc. Class A	22,246	1,626
*	Change Healthcare Inc.	75,615	1,583
*	Pure Storage Inc. Class A	58,388	1,469
*	IPG Photonics Corp.	8,932	1,415
*	Nutanix Inc. Class A	36,620	1,381
	Bentley Systems Inc. Class B	21,907	1,328
	Xerox Holdings Corp.	55,907	1,128
*	Skillz Inc. Class A	113,300	1,113
	Amdocs Ltd.	11,856	898
*	Vroom Inc.	33,500	739
	Vertiv Holdings Co. Class A	29,000	699
*	Allegro MicroSystems Inc.	18,900	604
*	C3.ai Inc. Class A	11,900	551
*	Aspen Technology Inc.	4,300	528
	Entegris Inc.	4,076	513
*	Elastic NV	3,124	465
*	Dropbox Inc. Class A	11,393	333
	Pegasystems Inc.	2,595	330
*	Smartsheet Inc. Class A	4,621	318
*	Anaplan Inc.	5,200	317
*	Medallia Inc.	4,100	139
*	AppLovin Corp. Class A	1,198	87
*	UiPath Inc. Class A	936	49
*	Qualtrics International Inc. Class A	1,075	46
*	ZoomInfo Technologies Inc. Class A	593	36
*	Bumble Inc. Class A	516	26
*	Toast Inc. Class A	96	5
*	Just Eat Takeaway.com NV ADR	2	—
			4,777,925
Telecommunications (2.9%)
	Comcast Corp. Class A	1,796,063	100,454

		Shares	Market Value ($000)
	Cisco Systems Inc.	1,597,843	86,971
	Verizon Communications Inc.	1,607,909	86,843
	AT&T Inc.	2,533,965	68,442
*	T-Mobile US Inc.	331,507	42,353
*	Charter Communications Inc. Class A	49,231	35,819
*	Roku Inc.	40,709	12,756
*	Liberty Broadband Corp. Class C	64,989	11,224
	Motorola Solutions Inc.	40,243	9,349
	Juniper Networks Inc.	273,671	7,531
*	DISH Network Corp. Class A	125,591	5,458
*	Arista Networks Inc.	14,795	5,084
*	Liberty Broadband Corp. Class A	19,734	3,322
*	Lumentum Holdings Inc.	38,400	3,208
*	Ciena Corp.	43,130	2,215
*	CommScope Holding Co. Inc.	153,970	2,093
*	Altice USA Inc. Class A	72,643	1,505
	Cable One Inc.	819	1,485
*	Viasat Inc.	25,754	1,418
			487,530
Utilities (2.6%)
	NextEra Energy Inc.	792,325	62,213
	Duke Energy Corp.	308,844	30,140
	Dominion Energy Inc.	323,987	23,658
	American Water Works Co. Inc.	131,114	22,163
	Waste Management Inc.	146,985	21,954
	Southern Co.	338,442	20,973
	Exelon Corp.	386,434	18,680
	WEC Energy Group Inc.	199,699	17,613
	Sempra Energy	124,369	15,733
*	PG&E Corp.	1,576,881	15,138
	Eversource Energy	183,279	14,985
	Xcel Energy Inc.	210,170	13,136
	CMS Energy Corp.	211,659	12,642
	Atmos Energy Corp.	128,834	11,363
	American Electric Power Co. Inc.	135,702	11,016
	Consolidated Edison Inc.	133,006	9,655
	Public Service Enterprise Group Inc.	151,363	9,218
	DTE Energy Co.	80,571	9,001
	Essential Utilities Inc.	193,616	8,922
	AES Corp.	384,857	8,786
	Ameren Corp.	98,455	7,975
	Edison International	139,688	7,748
	FirstEnergy Corp.	215,147	7,664
	NiSource Inc.	276,272	6,694
	CenterPoint Energy Inc.	213,200	5,245
	Alliant Energy Corp.	91,615	5,129
*	Sunrun Inc.	102,400	4,506
	Entergy Corp.	43,027	4,273
	Evergy Inc.	67,360	4,190
	NRG Energy Inc.	98,641	4,027
	Republic Services Inc.	31,721	3,808
	UGI Corp.	82,918	3,534
	PPL Corp.	122,981	3,429
*	Stericycle Inc.	40,057	2,723
*	Clean Harbors Inc.	20,375	2,116
	IDACORP Inc.	16,354	1,691

			Shares	Market Value ($000)
	National Fuel Gas Co.		9,448	496
				432,237
Total Common Stocks (Cost $5,512,076)				16,656,862
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $373)		8,633	934
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $44,112)	0.068%	441,118	44,112
Total Investments (100.2%) (Cost $5,556,561)				16,701,908
Other Assets and Liabilities—Net (-0.2%)				(40,254)
Net Assets (100%)				16,661,654
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	12	2,579	(28)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.